UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM ABS-15G

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ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _____to _____

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Date of Report (Date of Earliest Event Reported):

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

HPEFS EQUIPMENT TRUST 2020-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001786930
Central Index Key Number of issuing entity (if applicable): Not Applicable
Central Index Key Number of underwriter (if applicable): Not Applicable

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Brian Slattery (650) 687-5817
Name and telephone number, including area code,
of the person to contact in connection with this filing.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 6, 2020

HPE DEPOSITOR LLC
(Depositor)

By: Hewlett-Packard Financial Services Company
Its: Sole Member

By:	/s/ Ian Fowlis
Ian Fowlis
VP, CFO and Treasurer